Deferred Credits	12 Months Ended
Aug. 31, 2019
Deferred Credits [Abstract]
Deferred Credits
16. DEFERRED CREDITS
		2018
	2019	(restated, note 2)
	$	$
IRU prepayments	400	411
Equipment revenue	23	29
Deposit on future fibre sale	2	2
	425	442

Amortization of deferred credits for 2019 amounted to $34 (2018 - $42) and was recorded in the accounts as described below.

IRU agreements are in place for periods ranging from 21 to 60 years and are being amortized to income over the agreement periods. Amortization in respect of the IRU agreements for 2019 amounted to $12 (2018 - $13) and was recorded as other amortization. Amortization of equipment revenue for 2019 amounted to $21 (2018 - $30).